Segmented Information - Reconciliation of Mine operating earnings to Earnings before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Mine operating earnings	$ (1,405.0)	$ (549.0)
General and administrative	(116.0)	(70.0)
Income from investment in Juanicipio (Note 13)	77.0	0.0
Exploration and project development	(16.0)	(10.0)
Mine care and maintenance	(30.0)	(32.0)
Foreign exchange (losses) gains	(8.0)	38.0
Derivative gains (losses)	29.0	(25.0)
(Losses) gains from sale of subsidiaries (Note 12)	(29.0)	137.0
Change in asset retirement obligations (Note 16)	(49.0)	(54.0)
Other expense	(30.0)	(2.0)
Investment income (loss)	89.0	(14.0)
Interest and finance expense (Note 22)	(84.0)	(85.0)
Earnings before income taxes	1,238.0	432.0
Juanicipio
Disclosure of operating segments [line items]
Mine operating earnings	(111.0)	0.0
Operating segments [member]
Disclosure of operating segments [line items]
Mine operating earnings	(1,515.0)	(547.0)
Material reconciling items [member]
Disclosure of operating segments [line items]
Mine operating earnings	$ (1.0)	$ (2.0)